Income taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Federal state and local net operating loss carryforwards	$ 70,000	$ 0
Property and equipment	117,000	34,000
Stock-based compensation	2,738,000	1,439,000
Accrued compensation and other accrued expenses	280,000	91,000
Allowance for doubtful accounts	16,000	10,000
Royalty advances	156,000	222,000
Other	18,000	0
Total deferred tax assets	3,395,000	1,796,000
Deferred tax liabilities
Basis difference arising from discounted note payable	(339,000)	(602,000)
Basis difference arising from intangible assets of acquisition	(11,974,000)	(11,371,000)
Total deferred tax liabilities	(12,313,000)	(11,973,000)
Net deferred tax liabilities	(8,918,000)	(10,177,000)
Net current deferred tax asset	49,000	101,000
Net non-current deferred tax liabilities	(8,967,000)	(10,278,000)
Net deferred tax liabilities	$ (8,918,000)	$ (10,177,000)